UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RBC Private Counsel (USA) Corporation
           -----------------------------------------------------
Address:   12 East 49th Street
           New York, NY 10017
           -----------------------------------------------------

Form 13F File Number: 28-10360
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Andrew Ford
        -------------------------
Title:  Vice President
        -------------------------
Phone:  212-415-509
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Andrew Ford                     New York, NY                      5/14/2003
---------------                     ------------                      ----------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           40
                                         -----------
Form 13F Information Table Value Total:  $    78,513
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AT&T WIRELESS SVCS INC         COM              00209A106     1637  248000 SH       SOLE             248000      0    0
AIR PRODS & CHEMS INC          COM              009158106     1686   40700 SH       SOLE              40700      0    0
ALLTEL CORP                    COM              020039103     2636   58900 SH       SOLE              58900      0    0
ALTRIA GROUP INC               COM              02209S103     1685   56225 SH       SOLE              56225      0    0
AMERICAN INTL GROUP INC        COM              026874107     1765   35700 SH       SOLE              35700      0    0
AMGEN INC                      COM              031162100     2110   36672 SH       SOLE              36672      0    0
BAKER HUGHES INC               COM              057224107     2530   84520 SH       SOLE              84520      0    0
BANK OF AMERICA CORPORATION    COM              060505104     3024   45247 SH       SOLE              45247      0    0
CANON INC                      ADR              138006309      625   17800 SH       SOLE              17800      0    0
CARDINAL HEALTH INC            COM              14149Y108     2190   38450 SH       SOLE              38450      0    0
CISCO SYS INC                  COM              17275R102     1961  151092 SH       SOLE             151092      0    0
CITIGROUP INC                  COM              172967101     3079   89377 SH       SOLE              89377      0    0
COCA COLA CO                   COM              191216100     2416   59690 SH       SOLE              59690      0    0
DELL COMPUTER CORP             COM              247025109     1764   64581 SH       SOLE              64581      0    0
EXXON MOBIL CORP               COM              30231G102     2449   70073 SH       SOLE              70073      0    0
FEDERAL HOME LN MTG CORP       COM              313400301      722   13600 SH       SOLE              13600      0    0
FIFTH THIRD BANCORP            COM              316773100      327    6500 SH       SOLE               6500      0    0
GENERAL ELEC CO                COM              369604103     2365   92733 SH       SOLE              92733      0    0
INTEL CORP                     COM              458140100     1977  121420 SH       SOLE             121420      0    0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1918   24450 SH       SOLE              24450      0    0
ISHARES INC                    MSCI PAC J IDX   464286665      494    9600 SH       SOLE               9600      0    0
ISHARES INC                    MSCI UTD KINGD   464286699      157   14150 SH       SOLE              14150      0    0
ISHARES INC                    MSCI JAPAN       464286848      294   45500 SH       SOLE              45500      0    0
ISHARES TR                     RUSSELL 2000     464287655      382    5300 SH       SOLE               5300      0    0
JOHNSON & JOHNSON              COM              478160104     3960   68425 SH       SOLE              68425      0    0
LOCKHEED MARTIN CORP           COM              539830109      300    6300 SH       SOLE               6300      0    0
LOWES COS INC                  COM              548661107      633   15500 SH       SOLE              15500      0    0
METLIFE INC                    COM              59156R108     1727   65450 SH       SOLE              65450      0    0
MICROSOFT CORP                 COM              594918104     1934   79902 SH       SOLE              79902      0    0
PFIZER INC                     COM              717081103     3877  124425 SH       SOLE             124425      0    0
PHARMACIA CORP                 COM              71713U102     2326   53720 SH       SOLE              53720      0    0
PROCTER & GAMBLE CO            COM              742718109     4144   46540 SH       SOLE              46540      0    0
SOFTWARE HOLDRS TR             DEPOSITRY RCPT   83404B103     2014   79250 SH       SOLE              79250      0    0
SOUTHERN CO                    COM              842587107     2494   87700 SH       SOLE              87700      0    0
3M CO                          COM              88579Y101     2639   20296 SH       SOLE              20296      0    0
UNITED TECHNOLOGIES CORP       COM              913017109     1881   32550 SH       SOLE              32550      0    0
VIACOM INC                     CL B             925524308     2623   71825 SH       SOLE              71825      0    0
WAL MART STORES INC            COM              931142103     2979   57250 SH       SOLE              57250      0    0
WELLS FARGO & CO NEW           COM              949746101     3017   67049 SH       SOLE              67049      0    0
WYETH                          COM              983024100     1774   46900 SH       SOLE              46900      0    0